SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Outstanding
Number of options | shares	3,961,472
Weighted average remaining contractual life (years)	4 years 11 months 1 day
Weighted average exercise price	$ 3.87
Exercisable
Number of options | shares	1,431,356
Weighted average remaining contractual life (years)	3 years 9 months
Weighted average exercise price	$ 4.91
$1.03-$2.94 [Member]
Outstanding
Range of exercise price, minimum	1.03
Range of exercise price, maximum	$ 2.94
Number of options | shares	206,211
Weighted average remaining contractual life (years)	3 years 8 months 26 days
Weighted average exercise price	$ 2.62
Exercisable
Number of options | shares	69,325
Weighted average remaining contractual life (years)	1 year 3 months 29 days
Weighted average exercise price	$ 2.78
$3.01-$3.36 [Member]
Outstanding
Range of exercise price, minimum	3.01
Range of exercise price, maximum	$ 3.36
Number of options | shares	2,909,553
Weighted average remaining contractual life (years)	5 years 7 months 21 days
Weighted average exercise price	$ 3.2
Exercisable
Number of options | shares	802,145
Weighted average remaining contractual life (years)	5 years 1 month 20 days
Weighted average exercise price	$ 3.23
$4.23-$6.90 [Member]
Outstanding
Range of exercise price, minimum	4.23
Range of exercise price, maximum	$ 6.90
Number of options | shares	720,937
Weighted average remaining contractual life (years)	3 years 7 days
Weighted average exercise price	$ 4.86
Exercisable
Number of options | shares	435,115
Weighted average remaining contractual life (years)	2 years 3 months 29 days
Weighted average exercise price	$ 5.2
$7.08-$9.81 [Member]
Outstanding
Range of exercise price, minimum	7.08
Range of exercise price, maximum	$ 9.81
Number of options | shares	10,332
Weighted average remaining contractual life (years)	1 year 3 months 15 days
Weighted average exercise price	$ 7.24
Exercisable
Number of options | shares	10,332
Weighted average remaining contractual life (years)	1 year 3 months 15 days
Weighted average exercise price	$ 7.24
$10.01-$12.75 [Member]
Outstanding
Range of exercise price, minimum	10.01
Range of exercise price, maximum	$ 12.75
Number of options | shares	72,220
Weighted average remaining contractual life (years)	1 year 5 months 27 days
Weighted average exercise price	$ 10.85
Exercisable
Number of options | shares	72,220
Weighted average remaining contractual life (years)	1 year 5 months 27 days
Weighted average exercise price	$ 10.85
$13.14-$40.62 [Member]
Outstanding
Range of exercise price, minimum	13.14
Range of exercise price, maximum	$ 40.62
Number of options | shares	42,219
Weighted average remaining contractual life (years)	5 months 9 days
Weighted average exercise price	$ 26.69
Exercisable
Number of options | shares	42,219
Weighted average remaining contractual life (years)	5 months 9 days
Weighted average exercise price	$ 26.69